                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 1999
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         UNUM Corporation
                 -------------------------------
   Address:      2211 Congress Street
                 -------------------------------
                 Portland, Maine 04122-0590
                 -------------------------------

Form 13F File Number:    28-2273
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter J. Moynihan
         ----------------------------------
Title:   Senior Vice President, Investments
         ----------------------------------
Phone:   207-770-4119
         ----------------------------------

Signature, Place, and Date of Signing:

/s/ Peter J. Moynihan               Portland, ME      May 12, 1999
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                         None
                                                           --------------------

Form 13F Information Table Entry Total:                                      27
                                                           --------------------

Form 13F Information Table Value Total:                   $         298,770,249
                                                           --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number      Name
               28-[ TO COME ]            UNUM Life Insurance Company of America
     ------    --------------------      --------------------------------------
               28-[ TO COME ]            UNUM Employees Lifecycle Plan
     ------    --------------------      --------------------------------------
     [Repeat as necessary.]


PAGE    1  OF 1    FORM  13F    NAME OF REPORTING MANAGER                   UNUM CORPORATION                           3/31/99

              (ITEM 1)          (ITEM 2)           (ITEM 3)      (ITEM 4)        (ITEM 5)               (ITEM 6)        (ITEM 7)
                                                                                                 INVESTMENT DISCRETION
                                                                                                 ----------------------
                                TITLE                                                                          SHARED
                                OF                              FAIR MARKET      SHARES OR       SOLE   SHARED  OTHER
NAME OF ISSUER                  CLASS             CUSIP NO.         VALUE     PRINCIPAL AMOUNT    (A)     (B)    (C)    MANAGERS
--------------                  -----             ---------         -----     ----------------    ---     ---    ---    --------
ALTERA CORP                     COM               021441100       4,373,250             73,500             X                1
CVS CORP                        COM               126650100       5,700,000            120,000             X                1
CIENA CORP                      COM               171779101       1,743,750             77,500             X                1
CISCO SYS INC                   COM               17275R102      26,870,326            245,250             X                1
COLGATE PALMOLIVE CO            COM               194162103       6,440,000             70,000             X                1
DELL COMPUTER CORP              COM               247025109       3,270,000             80,000             X                1
DISNEY WALT CO                  COM               254687106       5,322,375            171,000             X                1
ERICSSON L M TEL CO             ADR CL B SEK10    294821400      14,621,182            614,000             X                1
GILLETTE CO                     COM               375766102      14,669,298            246,800             X                1
HCR MANOR CARE INC              COM               404134108       6,929,297            303,750             X                1
HEWLETT PACKARD CO              COM               428236103       9,120,849            134,500             X                1
INTEL CORP                      COM               458140100      21,944,325            184,600             X                1
KIMBERLY CLARK CORP             COM               494368103       4,985,552            104,000             X                1
LILLY ELI & CO                  COM               532457108       8,742,125            103,000             X                1
LOUIS DREYFUS NAT GAS CORP      COM               546011107       4,510,428            311,064             X                1
LOWES COS INC                   COM               548661107       5,445,000             90,000             X                1
MATTEL INC                      COM               577081102       3,466,382            139,000             X                1
MICROSOFT CORP                  COM               594918104      30,651,750            342,000             X                1
PEPSICO INC                     COM               713448108      13,143,655            335,400             X                1
PFIZER INC                      COM               717081103      24,420,000            176,000             X                1
PROCTER & GAMBLE CO             COM               742718109       9,793,800            100,000             X                1
SCHERING PLOUGH CORP            COM               806605101      11,271,000            204,000             X                1
STAPLES INC                     COM               855030102       6,246,250            190,000             X                1
TELLABS INC                     COM               879664100       5,581,525             57,100             X                1
TIME WARNER INC                 COM               887315109      23,679,867            334,400             X                1
UNUM CORP                       COM               903192102      21,345,513            448,784             X                1
XEROX CORP                      COM               984121103       4,482,750             86,000             X                1


                                PAGE TOTAL                      298,770,249

                                GRAND TOTAL                     298,770,249



                                        (ITEM 8)
                                      VOTING AUTHORITY
                                      ----------------

                                SOLE       SHARED      NONE
                                 (A)        (B)         (C)
                                 ---        ---         ---
ALTERA CORP                                73,500
CVS CORP                                  120,000
CIENA CORP                                 77,500
CISCO SYS INC                             245,250
COLGATE PALMOLIVE CO                       70,000
DELL COMPUTER CORP                         80,000
DISNEY WALT CO                            171,000
ERICSSON L M TEL CO                       614,000
GILLETTE CO                               246,800
HCR MANOR CARE INC                        303,750
HEWLETT PACKARD CO                        134,500
INTEL CORP                                184,600
KIMBERLY CLARK CORP                       104,000
LILLY ELI & CO                            103,000
LOUIS DREYFUS NAT GAS CORP   311,064            0
LOWES COS INC                              90,000
MATTEL INC                                139,000
MICROSOFT CORP                            342,000
PEPSICO INC                               335,400
PFIZER INC                                176,000
PROCTER & GAMBLE CO                       100,000
SCHERING PLOUGH CORP                      204,000
STAPLES INC                               190,000
TELLABS INC                                57,100
TIME WARNER INC                           334,400
UNUM CORP                                 448,784
XEROX CORP                                 86,000

                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 1999
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         UNUM Life Insurance Company of America
                 --------------------------------------
   Address:      2211 Congress Street
                 --------------------------------------
                 Portland, Maine 04122-0590
                 --------------------------------------

Form 13F File Number:    28-2273
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter J. Moynihan
         ----------------------------------
Title:   Senior Vice President, Investments
         ----------------------------------
Phone:   207-770-4119
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Peter J. Moynihan              Portland, ME        May 12, 1999
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13-F

PLEASE BE ADVISED THAT UNUM CORPORATION IS FILING FORM 13-F ON BEHALF OF THIS INSTITUTIONAL MANAGER.

                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 1999
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         UNUM Employees Lifecycle Plan
                 -------------------------------
   Address:      211 Congress Street
                 -------------------------------
                 Portland, ME 04122-0590
                 -------------------------------

Form 13F File Number:    28-2273
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eileen C. Farrar
         -------------------------------
Title:   Benefit Finance Committee
         -------------------------------
Phone:   207-770-4456
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Eileen C. Farrar               Portland, ME        May 12, 1999
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13-F

PLEASE BE ADVISED THAT UNUM CORPORATION IS FILING FORM 13-F ON BEHALF OF THIS INSTITUTIONAL MANAGER.